Consolidated Statement of Equity (Unaudited) - 3 months ended Mar. 31, 2016 - USD ($) shares in Millions, $ in Millions	Total	Total FCX Stockholders' Equity [Member]	Common Stock [Member]	Capital in Excess of Par Value [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Loss [Member]	Common Stock Held in Treasury [Member]	Noncontrolling Interests [Member]
Balance at Dec. 31, 2015	$ 12,044	$ 7,828	$ 137	$ 24,283	$ (12,387)	$ (503)	$ (3,702)	$ 4,216
Balance (in shares) at Dec. 31, 2015			1,374				128
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of common stock	32	32	$ 1	31	0	0	$ 0	0
Sale of common stock (in shares)			5				0
Exercised and issued stock-based awards	0	0	$ 0	0	0	0	$ 0	0
Exercised and issued stock-based awards (in shares)			2				0
Stock-based compensation	23	23	$ 0	23	0	0	$ 0	0
Reserve on tax benefit for stock-based awards	(3)	(3)	0	(3)	0	0	0	0
Tender of shares for stock-based awards	(4)	(4)	$ 0	0	0	0	$ (4)	0
Tender of shares for stock-based awards (in shares)			0				1
Dividends on common stock	1	1	$ 0	0	1	0	$ 0	0
Dividends to noncontrolling interests	(10)	0	0	0	0	0	0	(10)
Noncontrolling interests' share of contributed capital in subsidiary	0	(1)	0	(1)	0	0	0	1
Net loss attributable to common stockholders	(4,184)	(4,184)	0	0	(4,184)	0	0	0
Net income attributable to noncontrolling interests, including discontinued operations	72	0	0	0	0	0	0	72
Other comprehensive loss	(1)	0	0	0	0	0	0	(1)
Balance at Mar. 31, 2016	$ 7,970	$ 3,692	$ 138	$ 24,333	$ (16,570)	$ (503)	$ (3,706)	$ 4,278
Balance (in shares) at Mar. 31, 2016			1,381				129